Related Parties Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties Transactions (Details) [Line Items]
Received services amount	$ 8,523	$ 6,005	$ 4,455
Asseco provided back office and professional services and fixed assets	521	676	980
Due to related parties	1,908	1,640
Due from related parties	770	1,241
Hardware and Software [Member]
Related Parties Transactions (Details) [Line Items]
Purchased from affiliated companies	$ 267	$ 194	$ 320